Consolidated Statement of Changes in Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at Dec. 31, 2009	$ 1,876,198	$ 53,027	$ 34,267,963	$ (32,444,792)
Balance (in shares) at Dec. 31, 2009		53,027,308
Increase (Decrease) in Stockholders' Equity
Common stock and warrants issued for cash, net of issuance costs	4,677,980	6,978	4,671,002
Common stock and warrants issued for cash, net of issuance costs (in shares)		6,978,128
Stock options exercised	23,500	230	23,270
Stock options exercised (in shares)		230,000
Stock-based compensation	1,031,798	103	1,031,695
Stock-based compensation (in shares)		102,593
Net loss	(4,602,174)			(4,602,174)
Balance at Dec. 31, 2010	3,007,302	60,338	39,993,930	(37,046,966)
Balance (in shares) at Dec. 31, 2010	60,338,029	60,338,029
Increase (Decrease) in Stockholders' Equity
Stock options exercised	29,883	82	29,801
Stock options exercised (in shares)		81,740
Warrants exercised	4,207	143	4,064
Warrants exercised (in shares)		142,984
Stock-based compensation	701,759	39	701,720
Stock-based compensation (in shares)		39,562
Net loss	(3,114,127)			(3,114,127)
Balance at Dec. 31, 2011	$ 629,024	$ 60,602	$ 40,729,515	$ (40,161,093)
Balance (in shares) at Dec. 31, 2011	60,602,315	60,602,315